Intangible assets (Tables)	12 Months Ended
Dec. 31, 2013
Intangible assets
Schedule of intangible assets comprised of contract backlog, which was recognized in connection with the adoption of push-down accounting

	Average remaining
	contractual	2013		2012
	life		Accumulated		Accumulated
	(years)	Gross amount	amortization	Gross amount	amortization

Contract backlog (1)	1-8	$86,835	$77,378	$86,835	$54,911

(1)                       Using the income approach to determine fair values as of May 26, 2011, as a result of the adoption of push-down accounting.

Schedule of estimated future annual amortization expense for intangible assets
2014	$5,049
2015	2,658
2016	898
2017	346
2018	225
Thereafter	281

$9,457